Description of Organization and Business Operations - Armada - Annual	6 Months Ended
Jun. 30, 2026
Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Description of Organization and Business Operations	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
Armada Acquisition Corp. II (hereinafter, the “Company” or the “SPAC”) was incorporated as a Cayman Islands exempted company on October 3, 2024. The Company is a newly organized blank check company or special purpose acquisition company, formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific business combination target. Its efforts to identify a prospective target business will not be limited to a particular industry or geographic region although it intends to focus on target businesses that provide technological services to the financial services industry (“FinTech”), Software-as-a-Service(“SaaS”), or artificial intelligence (“AI”). The Company became an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) upon the closing of the initial public offering (“Initial Public Offering”) described below.
As of September 30, 2025, the Company had not commenced any operations. All activity for the period from October 3, 2024 (date of inception) through September 30, 2025, relates to the Company’s formation and the Initial Public Offering. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments held in the Trust Account described below. The Company has selected September 30 as its fiscal year end.
Sponsor, Founder and Proposed Financing
For the period from October 3, 2024 (date of inception) through August 28, 2025 the Company’s sponsor was Armada Sponsor II LLC, a Delaware limited liability company (the “Original Sponsor”). Effective August 28, 2025, upon completion of the Purchase Agreement (as defined below) Arrington XRP Capital Fund, LP, a Delaware limited partnership is the Company’s sponsor (the “New Sponsor”).The registration statement for the Company’s Initial Public Offering was declared effective on May 20, 2025. On May 22, 2025, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per unit, which is discussed in Note 3, which includes the full exercise of the over-allotment option of 3,000,000 Units, by Cohen and Company Capital Markets a division of J.V.B. Financial Group, LLC (“CCM”) and Northland Securities, Inc. (“Northland”) (collectively, the “Underwriters”)— which is discussed in Note 4, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 710,000 private placement units, 400,000 of which were purchased by the Original Sponsor and 310,000 purchased by the underwriter at a price of $10.00 per private placement unit, generating gross proceeds of $7,100,000. The net proceeds from the Initial Public Offering and a portion of the proceeds from the Private Placement are held in the Trust Account (discussed below).
Transaction costs amounted to $14,413,386, consisting of $4,600,000 of cash underwriting fee, $9,200,000 of deferred underwriting fee, and $613,386 of other offering costs.
Changes in Control of Registrant
On August 12, 2025, the Company entered into a Sponsor Securities Purchase Agreement (the “Purchase Agreement”) with the Original Sponsor and the New Sponsor, pursuant to which the Original Sponsor agreed to sell to the New Sponsor, and the New Sponsor agreed to purchase from the Original Sponsor, an aggregate of 7,880,000 Class B ordinary shares, par value $0.0001 per share, 400,000 Class A ordinary shares, par value $0.0001 per share, and 200,000 private placement warrants of the Company for an aggregate purchase price of $6,600,000 (such transaction, the “New Sponsor Purchase”) and the New Sponsor received a limited, revocable license to the Armada Acquisition Corp. II branding for a period of time that expires not later than November 22, 2026 (unless the termination date of the Company is extended to a later date). On August 28, 2025, the New Sponsor Purchase was completed pursuant to the terms of the Purchase Agreement (the “Closing”), the appointments and resignations of directors of the Company described below and in the Schedule 14F and Item 5.02 of the company’s Current Report on Form 8-K as filed with the SEC on August 28, 2025 became effective, and the Original Sponsor ceased to control the Company. Following the Closing, the New Sponsor owns all of the equity interests of the Company held by the Original Sponsor, including 100% of the Company’s Class B ordinary shares, has the power to appoint all members of the board of directors of the Company (the “Board”), and may therefore be deemed to control the Company.
On August 28, 2025, Stephen P. Herbert, Douglas M. Lurio, Mohammad A. Khan, Thomas Decker and Celso L. White resigned as directors of the Company, Stephen P. Herbert resigned as Chief Executive Officer and principal executive officer of the Company, and Douglas M. Lurio resigned as President and Chief Financial Officer and principal financial and accounting officer of the Company. There was no known disagreement with any of the outgoing directors or officers on any matter relating to the Company’s operations, policies or practices.
On August 28, 2025, J. Michael Arrington, Taryn Naidu, Richard Danis, Lindy Key and Ronald Palmeri were appointed as directors of the Company, with Mr. Arrington being appointed as the Chairman of the Board. On August 28, 2025, Taryn Naidu was appointed as Chief Executive Officer and principal executive officer of the Company, and Kyle Horton was appointed as Chief Financial Officer and principal financial and accounting officer of the Company. Each such director and officer entered into an indemnification agreement with the Company in a form substantially consistent with the Company’s standard form in connection with their appointment.
Mr. Herbert, former Chief Executive Officer of the Company, and Mr. Lurio, former President and Chief Financial Officer of the Company, have entered into advisor agreements with the Company to serve as advisors to Taryn Naidu in his capacity as Chief Executive Officer (the “Advisor Agreements”). Other than pursuant to the Purchase Agreement and the Advisor Agreements, there are no arrangements or understandings among members of the former and new control groups and their associates with respect to election of directors or other matters. In addition, none of the new directors or officers of the Company has a direct or indirect material interest in any transaction required to be disclosed pursuant to Item 404(a) of Regulation S-K.
Waiver to Insider Letter
On August 28, 2025, the “Original Sponsor”, the Company, Stephen P. Herbert, Douglas M. Lurio, Thomas A. Decker, Mohammad A. Khan, Celso L. White and the other parties thereto entered into a waiver (the “Waiver”) with respect to that certain insider letter agreement, dated May 20, 2025, by and among the Company, the Original Sponsor and the other persons party thereto (the “Insider Letter”).
Joinder Agreement
On August 28, 2025, the New Sponsor entered that certain joinder to insider letter agreement and registration rights agreement (the “Joinder”). Pursuant to the Joinder, the New Sponsor agreed, with effect from the date of the Joinder, to join as a party to the Insider Letter and to that certain Registration Rights Agreement, dated May 20, 2025, by and among the Company, the Original Sponsor and the other persons party thereto. Entry into the Joinder was a condition to the consummation of the transactions contemplated by the Purchase Agreement (as defined above).
The Trust Account
Upon the closing of the Initial Public Offering on May 22, 2025, an amount of $231,150,000 ($10.05 per unit) from the net proceeds of the sale of the units, and a portion of the proceeds of the sale of the private placement units, are held in a Trust Account and will be invested or held only in either (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule2a-7under the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, (ii) as uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below.
The Company’s amended and restated memorandum and articles of association provides that, except for (x) all interest income that may be released to the Company to pay taxes and (y) up to $100,000 to pay dissolution expenses, as discussed below, none of the funds held in the Trust Account will be released from the Trust Account until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2) redemption of 100% of the outstanding public shares if the Company has not completed an initial Business
Combination within 18 months from the closing of the Initial Public Offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of the obligation to redeem 100% of public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the pre-business combination activity and related shareholders’ rights.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and the taxes payable on interest earned) at the time the Company signs a definitive agreement in connection with the Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable) or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, net of taxes payable, if any. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to redeem their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the Nasdaq rules. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination.
If the Company holds a shareholder vote or there is a tender offer for shares in connection with the Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable, if any). As a result, such shares are recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering. The amount in the Trust Account is $10.05 per public share ($231,150,000 held in the Trust Account divided by 23,000,000 public shares).
The Company has 18 months from the closing date of the Initial Public Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and up to $100,000 to pay dissolution expenses; and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders each entered into agreements with us, pursuant to which they agreed: (1) to waive their redemption rights with respect to their founder shares, private placement units and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of our initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement units if the Company fails to complete its initial Business Combination within 18 months from the closing of the Initial Public Offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if we fail to complete our initial Business Combination within the prescribed time frame.
Business Combination Agreement
On October 19, 2025 (the “Signing Date”), the Company (which will domesticate as a Delaware corporation prior to the Closing), entered into a Business Combination Agreement (the “Business Combination Agreement”) with Evernorth Holdings Inc., a Nevada corporation (“Pubco”), Pathfinder Digital Assets LLC, a Delaware limited liability company (“Pathfinder”), Evernorth Corporate Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Pubco (“SPAC Merger Sub”), Evernorth Company Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Pubco (“Company Merger Sub”), and Ripple Labs Inc., a Delaware corporation (“Ripple”).
Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing” and the date and time at which the Closing is actually held, the “Closing Date”), (a) Company Merger Sub will merge with and into Pathfinder, with Pathfinder continuing as the surviving company (the “Pathfinder Merger”), with holders of Pathfinder units (each, a “Pathfinder Unit”) receiving one share of Class A common stock, par value $0.001 per share, of Pubco (“Pubco Class A Common Stock”) for each Pathfinder Unit, subject to certain reductions and other limitations imposed on the Ripple Parties as set forth in the Business Combination Agreement, and (b) simultaneously with the Pathfinder Merger, SPAC Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “SPAC Merger” and, together with the Company Merger, the “Mergers” and, together with the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents, the “Transactions”), with (x) shareholders of the Company receiving one share of Pubco Class A Common Stock for each Common Share held by such shareholders and (y) warrantholders of the Company receiving one warrant to purchase one share of Pubco Class A Common Stock for each warrant to purchase one SPAC Class A Share held by such warrant holders, in accordance with the terms and subject to the conditions set forth in the Business Combination Agreement.
Upon the consummation of the Mergers and the Transactions, Pubco will become a publicly traded company.
In connection with the Closing, Pubco will have authorized three classes of Pubco common stock with different voting and economic rights. The Pubco Class A Common Stock will be entitled to economic rights, including the right to receive distributions in proportion to the number of shares held, and will be listed for trading on Nasdaq or another national securities exchange. Each share of Pubco Class Common A Stock will be entitled to one vote per share. Shares of Class B common stock, par value $0.001 per share, of Pubco (the “Pubco Class B Common Stock”) will be entitled to one vote per share but will not have any economic rights and will not be listed for trading or transferable unless a corresponding number of units of Pathfinder as the surviving Company after the Pathfinder Merger (the “Company Surviving Subsidiary”) are transferred to the same person. However, no shares of Pubco Class B Common Stock are expected to be issued or outstanding immediately following the Closing. Shares of Class C common stock, par value $0.001 per share, of Pubco (the “Pubco Class C Common Stock” and, together with the Pubco Class A Common Stock and the Pubco Class B Common Stock, the “Pubco Stock”) will be entitled to economic rights, including the right to receive distributions in proportion to the number of shares held, but will have no voting rights except as required by the Nevada Revised Statutes and will not be listed for trading or transferable, and will be convertible into Pubco Class A Common Stock at the election of the holder from time to time.
Amended and Restated Registration Rights Agreement
Concurrently with the Closing of the Business Combination Agreement, Pubco, the Company, the New Sponsor and certain securityholders listed therein will enter into a registration rights agreement that will amend and restate the registration rights agreement entered into at the time of the Company’s initial public offering between the Company, the New Sponsor and certain securityholders listed therein (as amended, the “Amended and Restated Registration Rights Agreement”), pursuant to which Pubco will assume the registration obligations of the Company under such registration rights agreement, with such rights applying to the shares of Pubco Class A Common Stock, Class B common stock (the “Pubco Class B Common Stock”) and Pubco Class C Common Stock.
The Amended and Restated Registration Rights Agreement provides for customary demand registration rights, piggyback registration rights, and shelf registration rights for the benefit of the holders, subject to customary cutbacks and issuer suspension rights. It also includes customary provisions relating to underwriting participation, registration expenses, indemnification, and coordination of sales in underwritten offerings. The Amended and Restated Registration Rights Agreement will become effective upon the Closing and will supersede the Company’s existing registration rights agreement in its entirety.
Sponsor Support Agreement
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Sponsor Support Agreement with the New Sponsor and Pubco (the “Sponsor Support Agreement”), pursuant to which, among other things, the New Sponsor agreed (i) to vote its Class A Shares and Class B Shares (the “New Sponsor Shares”) in favor of the Business Combination Agreement and the Transactions and each of the proposal to approve the Business Combination Agreement, the proposal to authorize and approve the Pathfinder Merger, and the proposal to approve a plan of domestication, (ii) to vote its New Sponsor Shares against any alternative transactions, (iii) to comply with the restrictions imposed by the Insider Letter (as defined above), by and among the Company, Original Sponsor, and the officers and directors of the Company at the time of its initial public offering, pursuant to which the New Sponsor was later joined as a party by way of the Joinder (as defined above) to the Insider Letter, by and between New Sponsor and the Company, including the restrictions on transfer and redemption of the Class A Shares and Class B Shares in connection with the Transactions, and (iv) subject to and conditioned upon the Closing, to waive any anti-dilution rights that would otherwise result in the Class B Shares converting into Class A Shares on a greater than one-for-one basis.
In addition, the New Sponsor agreed to effect certain security cancellations and issuances in connection with the Closing. Specifically, immediately prior to the time on the Closing Date when the certificate to be filed with the Delaware Secretary of State to certify the Pathfinder Merger (the “Pathfinder Certificate of Merger”) has been duly accepted for filing by the Delaware Secretary of State in accordance with the Limited Liability Company Act of the State of Delaware (the “DLLCA”) (or such other time as specified in the Pathfinder Certificate of Merger) (the “Company Merger Effective Time”), the New Sponsor will forfeit for no consideration (a) 120,000 Class A Shares, (b) 2,364,000 Class B Shares and (c) 60,000 warrants, each exercisable for one Class A Share at $11.50 per share (the “Private Placement Warrants”).
Pursuant to the Sponsor Support Agreement, the New Sponsor also agreed, subject to and effective as of the Closing, to irrevocably and unconditionally release and waive any and all claims it may have against the Company, Pubco and Pathfinder or their respective affiliates arising on or prior to the Closing, subject to customary carve-outs.
Lock-Up Agreements
Concurrently with the Closing, each of the Company, the New Sponsor, Ripple and other Persons who will, immediately after the Closing, be holders of Pubco Stock or units of the Company Surviving Subsidiary and who, with Ripple, will collectively be deemed to form a “group” as defined in Section 13(d) of the Exchange Act (“Ripple Affiliate Investors”) will enter into a Lock-Up Agreement with Pubco (the “Lock-Up Agreements”), pursuant to which such parties agree that any shares of Pubco Stock, one warrant to purchase one share of Pubco Class A Common Stock issued to warrant holders of SPAC Delaware by Pubco (the “Pubco Warrants”), any shares of Pubco Stock issuable upon the exercise or settlement, as applicable, of Warrants, Pathfinder Units, and any other securities convertible into or exercisable or exchangeable for Pubco Stock, in each case, held by such holder immediately after the Closing will be locked-up and subject to transfer restrictions, as described below, subject to certain exceptions.
Pursuant to the Lock-Up Agreements, the parties thereto agree, among other things, not to, without the prior written consent of Pubco, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position with respect to Restricted Securities (as defined in the Lock-Up Agreements), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Restricted Securities, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (iii) publicly announce the intention to effect any transaction specified in clause (i) or (ii), until the earlier of six months following the date of the Closing and the date on which Pubco consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all Pubco shareholders having the right to exchange their shares of Pubco common stock for cash, securities or other property. The Lock-Up Agreements include customary exceptions to the transfer restrictions, including transfers to affiliates.
Subscription Agreements
Advance Funding Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into advance funding subscription agreements (the “Advance Funding Subscription Agreements”) with certain institutional investors and individual accredited investors (“Advance Subscribers”) pursuant to which the Advance Subscribers agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock for an aggregate of $214.05 million in cash and a contribution of 600,000 XRP tokens, in a private placement (the “PIPE”), upon the terms and subject to the conditions set forth in such agreements. Advance Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date equal to the quotient of (i) the Advance Subscriber Subscription Price and (ii) $10.00 (the “Initial Subscribed Shares”), plus the Adjustment Shares (as defined below). “Advance Subscriber Subscription Price” means (a) if the Advance Subscriber elected to subscribe for shares of Pubco Class A Common Stock with cash, the amount of cash contributed as set forth on the signature page to its Advance Funding Subscription Agreement or (b) if the Advance Subscriber elected to subscribe for shares of Pubco Class A Common Stock with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to its Advance Funding Subscription Agreement and (y) the XRP Token VWAP on October 19, 2025.
Delayed Funding Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into delayed funding subscription agreements (each, a “Delayed Funding Subscription Agreement” and collectively, the “Delayed Funding Subscription Agreements”) with certain institutional investors and individual accredited investors (“Delayed Subscribers”) pursuant to which the Delayed Subscribers agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock for an aggregate of $10.5 million in cash and a contribution of 200,000 XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreements. Delayed Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date equal to the quotient of (i) the Delayed Subscriber Subscription Price and (ii) $10.00. “Delayed Subscriber Subscription Price” means (a) if the Delayed Subscriber elected to subscribe for shares of Pubco Class A Common Stock with cash, the amount of cash contributed as set forth on the signature page to its Delayed Funding Subscription Agreement or (b) if the Delayed Subscriber elected to subscribe for shares of Pubco Class A Common Stock with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to its Delayed Funding Subscription Agreement and (y) the Closing Date XRP Token VWAP.
Series C Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into a Series C Subscription Agreement with the New Sponsor (the “Series C Subscription Agreement”) pursuant to which the Sponsor agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pubco Class C Common Stock for a contribution of 211,319,096.061435 XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreement.
The New Sponsor will receive an aggregate number of shares of Pubco Class A Common Stock and Pubco Class C Common Stock on the Closing Date equal to the quotient of (i) the New Sponsor Subscription Price and (ii) Initial Subscribed Shares, plus Adjustment Shares. “New Sponsor Subscription Price” means (a) if the New Sponsor elected to subscribe for shares of Pubco Class A Common Stock and Pubco Class C Common Stock with cash, the amount of cash contributed as set forth on the signature page to the Series C Subscription Agreement or (b) if the New Sponsor elected to subscribe for such shares with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to the Series C Subscription Agreement and (y) the Signing Date XRP Token VWAP.
The New Sponsor will receive a number of shares of Pubco Class A Common Stock on the Closing Date that would result in the Series C DQ Persons collectively owning, immediately after the Closing Date and the other related transactions, a number of Pubco Class A Common Stock that would cause such Series C DQ Persons to be the beneficial owners of capital stock of Pubco such that the Series C Attributed Ownership Percentage equals 19.9%. The New Sponsor will receive a number of shares of Pubco Class C Common Stock equal to the number of Subscribed Shares minus the number of shares of Pubco Class A Common Stock issued to the Sponsor pursuant to the preceding sentence.
The closing of the Series C Subscription Agreement is conditioned on, among other things, the satisfaction, or waiver by the New Sponsor, of the additional condition that, on the date hereof, no Other Subscription Agreement (or other agreements or understandings (including side letters) entered into in connection therewith or in connection with the sale of the Other Equity Interests) shall have been amended, modified or waived in any manner that benefits any Other Subscriber with respect to the economic terms governing the purchase and sale of such Other Equity Interests unless the New Sponsor shall have been offered in writing the same economic benefits, subject to certain exceptions.
Ripple Group Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into a subscription agreement with certain affiliates of Ripple (each, a “Ripple Group Subscription Agreement,” and together, the “Ripple Group Subscription Agreements,”) and together with the Advance Funding Subscription Agreements, the Delayed Funding Subscription Agreement and the Series C Subscription Agreement, the “Subscription Agreements”) pursuant to which the affiliates of Ripple (the “Ripple Group Subscribers”) agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pathfinder Units for an aggregate contribution of 50 million XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreement.
The Ripple Group Subscribers will receive an aggregate number of shares of Pubco Class A Common Stock and Pathfinder Units on the Closing Date equal to the quotient of (i) the Ripple Group Subscription Price and (ii) Initial Subscribed Equity Units, plus Adjustment Equity Units. “Ripple Group Subscription Price” means (a) if such Ripple Group Subscriber elected to subscribe for shares of Pubco Class A Common Stock and Pathfinder Units with cash, the amount of cash contributed as set forth on the signature page to the applicable Ripple Group Subscription Agreement or (b) if such Ripple Group Subscriber elected to subscribe for such equity units with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to the Ripple Group Subscription Agreement and (y) the Signing Date XRP Token VWAP.
The Ripple Group Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date that would result in the Ripple Group Holders collectively owning, immediately after the Closing Date and the other related transactions, a number of Pubco Class A Common Stock that would cause such Ripple Group Holders to be the beneficial owners of capital stock of Pubco such that the Ripple Group Ownership Percentage equals 9.9%. The Ripple Group Subscriber will also receive a number of Pathinder Units equal to the number of Subscribed Equity Interests minus the number of Subscribed Shares.
The closing of each Ripple Group Subscription Agreement is conditioned on, among other things, the satisfaction or waiver by each Ripple Group Subscriber that no Other Ripple Group Subscription Agreement (or other agreements or understandings (including side letters) entered into in connection therewith or in connection with the sale of the Other Ripple Group Subscribed Equity Interests) shall have been amended, modified or waived in any manner that benefits any Other Ripple Group Subscriber unless the Ripple Group Subscriber shall have been offered in writing the same benefits.
No fractional shares of Pubco Class A Common Stock, Pubco Class B Common Stock, or Pathfinder Unit will be issued in connection with the Subscription Agreements, and any fractional equity units otherwise issuable will be rounded down to the nearest whole equity unit.
Pursuant to the Subscription Agreements, Pubco has agreed to use commercially reasonable efforts to file a registration statement registering the resale of the shares purchase by the Subscribers pursuant to the Subscription
Agreements (at Pubco’s sole cost and expense) within 30 calendar days following the Closing Date and to use commercially reasonable efforts to have such registration statement declared effective as soon as practicable, and in any event no later than 75 calendar days after the Closing Date, subject to an extension in the event of SEC review.
The net cash proceeds from the closing of the Subscription Agreements, along with funds from the trust account of the SPAC, will be used for working capital, general corporate purposes and the purchase of XRP.
Each Subscription Agreement will terminate and be void and of no further force or effect upon the earliest to occur of (i) the termination of the Business Combination Agreement in accordance with its terms, (ii) the date that is twelve months from the date of the Subscription Agreement or (iii) the mutual written agreement of the parties thereto.
Pubco, Pathfinder and the Company may seek to raise additional funds through private placement transactions, including PIPE transactions, or other forms of capital raising. There can be no assurance as to whether, when or on what terms any such future financings may be conducted.
Liquidity and Going Concern
As of September 30, 2025, the Company had $361,105 in its operating bank accounts and working capital deficit of $929,898. The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, structure, negotiate and complete a Business Combination.
In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the New Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan us funds as may be required (see also Note 4 - “Related Party Loans”) either to complete our Business Combination or because the Company may become obligated to redeem a significant number of our public shares upon completion of our Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic ASC 205-40 (“ASC 205”), “Going Concern,” as of September 30, 2025, the Company has until November 22, 2026 (the “Liquidation Date”) to consummate an initial Business Combination. It is uncertain that we will be able to consummate an initial business combination by November 22, 2026. If an initial Business Combination is not consummated by the Liquidation Date, there will be mandatory liquidation and subsequent dissolution.
The Company’s Management has determined that the liquidity condition and mandatory liquidation should an initial Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 22, 2026.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
Armada Acquisition Corp. II (hereinafter, the “Company” or the “SPAC”) was incorporated as a Cayman Islands exempted company on October 3, 2024. The Company is a newly organized blank check company or special purpose acquisition company, formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific business combination target. Its efforts to identify a prospective target business will not be limited to a particular industry or geographic region although it intends to focus on target businesses that provide technological services to the financial services industry (“FinTech”),Software-as-a-Service(“SaaS”), or artificial intelligence (“AI”). The Company became an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) upon the closing of the initial public offering (“Initial Public Offering”) described below.
As of June 30, 2026, the Company had not commenced any operations. All activity for the period from October 3, 2024 (date of inception) through June 30, 2026, relates to the Company’s formation activities in pursuit of completing a business combination and the Initial Public Offering. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments held in the Trust Account described below. The Company has selected September 30 as its fiscal year end.
Sponsor, Founder and Proposed Financing
For the period from October 3, 2024 (date of inception) through August 28, 2025 the Company’s sponsor was Armada Sponsor II LLC, a Delaware limited liability company (the “Original Sponsor”). Effective August 28, 2025, upon completion of the Purchase Agreement (as defined below) Arrington XRP Capital Fund, LP, a Delaware limited partnership is the Company’s sponsor (the “New Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on May 20, 2025. On May 22, 2025, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per unit, which is discussed in Note 3, which includes the full exercise of the over-allotment option of 3,000,000 Units, by Cohen and Company Capital Markets a division of J.V.B. Financial Group, LLC (“CCM”) and Northland Securities, Inc. (“Northland”) (collectively, the “Underwriters”)— which is discussed in Note 5, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 710,000 private placement units, 400,000 of which were purchased by the Original Sponsor and 310,000 purchased by the underwriter at a price of $10.00 per private placement unit, generating gross proceeds of $7,100,000. The net proceeds from the Initial Public Offering and a portion of the proceeds from the Private Placement are held in the Trust Account (discussed below).
Transaction costs amounted to $14,413,386, consisting of $4,600,000 of cash underwriting fee, $9,200,000 of deferred underwriting fee, and $613,386 of other offering costs.
Changes in Control of Registrant
On August 12, 2025, the Company entered into a Sponsor Securities Purchase Agreement (the “Purchase Agreement”) with the Original Sponsor and the New Sponsor, pursuant to which the Original Sponsor agreed to sell to the New Sponsor, and the New Sponsor agreed to purchase from the Original Sponsor, an aggregate of 7,880,000 Class B ordinary shares, par value $0.0001 per share, 400,000 Class A ordinary shares, par value $0.0001 per share, and 200,000 private placement warrants of the Company for an aggregate purchase price of $6,600,000 (such transaction, the “New Sponsor Purchase”) and the New Sponsor received a limited, revocable license to the Armada Acquisition Corp. II branding for a period of time that expires not later than November 22, 2026 (unless the termination date of the Company is extended to a later date). On August 28, 2025, the New Sponsor Purchase was completed pursuant to the terms of the Purchase Agreement (the “Closing”), the appointments and resignations of directors of the Company described below and in the Schedule 14F and Item 5.02 of the company’s Current Report on Form 8-K as filed with the SEC on August 28, 2025 became effective, and the Original Sponsor ceased to control the Company. Following the Closing, the New Sponsor owns all of the equity interests of the Company held by the Original Sponsor, including 100% of the Company’s Class B ordinary shares, has the power to appoint all members of the board of directors of the Company (the “Board”), and may therefore be deemed to control the Company.
On August 28, 2025, Stephen P. Herbert, Douglas M. Lurio, Mohammad A. Khan, Thomas Decker and Celso L. White resigned as directors of the Company, Stephen P. Herbert resigned as Chief Executive Officer and principal executive officer of the Company, and Douglas M. Lurio resigned as President and Chief Financial Officer and principal financial and accounting officer of the Company. There was no known disagreement with any of the outgoing directors or officers on any matter relating to the Company’s operations, policies or practices.
On August 28, 2025, J. Michael Arrington, Taryn Naidu, Richard Danis, Lindy Key and Ronald Palmeri were appointed as directors of the Company, with Mr. Arrington being appointed as the Chairman of the Board. On August 28, 2025, Taryn Naidu was appointed as Chief Executive Officer and principal executive officer of the Company, and Kyle Horton was appointed as Chief Financial Officer and principal financial and accounting officer of the Company. Each such director and officer entered into an indemnification agreement with the Company in a form substantially consistent with the Company’s standard form in connection with their appointment.
Mr. Herbert, former Chief Executive Officer of the Company, and Mr. Lurio, former President and Chief Financial Officer of the Company, have entered into advisor agreements with the Company to serve as advisors to Taryn Naidu in his capacity as Chief Executive Officer (the “Advisor Agreements”). Other than pursuant to the Purchase Agreement and the Advisor Agreements, there are no arrangements or understandings among members of the former and new control groups and their associates with respect to election of directors or other matters. In addition, none of the new directors or officers of the Company has a direct or indirect material interest in any transaction required to be disclosed pursuant to Item 404(a) of Regulation S-K.
Waiver to Insider Letter
On August 28, 2025, the “Original Sponsor”, the Company, Stephen P. Herbert, Douglas M. Lurio, Thomas A. Decker, Mohammad A. Khan, Celso L. White and the other parties thereto entered into a waiver (the “Waiver”) with respect to that certain insider letter agreement, dated May 20, 2025, by and among the Company, the Original Sponsor and the other persons party thereto (the “Insider Letter”).
Joinder Agreement
On August 28, 2025, the New Sponsor entered that certain joinder to insider letter agreement and registration rights agreement (the “Joinder”). Pursuant to the Joinder, the New Sponsor agreed, with effect from the date of the Joinder, to join as a party to the Insider Letter and to that certain Registration Rights Agreement, dated May 20, 2025, by and among the Company, the Original Sponsor and the other persons party thereto. Entry into the Joinder was a condition to the consummation of the transactions contemplated by the Purchase Agreement (as defined above).
The Trust Account
Upon the closing of the Initial Public Offering on May 22, 2025, an amount of $231,150,000 ($10.05 per unit) from the net proceeds of the sale of the units, and a portion of the proceeds of the sale of the private placement units, are held in a Trust Account and will be invested or held only in either (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, (ii) as uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below.
The Company’s amended and restated memorandum and articles of association provides that, except for (x) all interest income that may be released to the Company to pay taxes and (y) up to $100,000 to pay dissolution expenses, as discussed below, none of the funds held in the Trust Account will be released from the Trust Account until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2)
redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 18 months from the closing of the Initial Public Offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of the obligation to redeem 100% of public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the pre-business combination activity and related shareholders’ rights.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and the taxes payable on interest earned) at the time the Company signs a definitive agreement in connection with the Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable) or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, net of taxes payable, if any. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to redeem their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the Nasdaq rules. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination.
If the Company holds a shareholder vote or there is a tender offer for shares in connection with the Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable, if any). As a result, such shares are recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering. The amount in the Trust Account is $10.05 per public share ($231,150,000 held in the Trust Account divided by 23,000,000 public shares). The Company has 18 months from the closing date of the Initial Public Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and up to $100,000 to pay dissolution expenses; and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders each entered into agreements with us, pursuant to which they agreed: (1) to waive their redemption rights with respect to their founder shares, private placement units and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of our initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement units if the Company fails to complete its initial Business Combination within 18 months from the closing of the Initial Public Offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if we fail to complete our initial Business Combination within the prescribed time frame.
Business Combination Agreement
On October 19, 2025 (the “Signing Date”), the Company (which will domesticate as a Delaware corporation prior to the Closing), entered into a Business Combination Agreement (the “Business Combination Agreement”) with Evernorth Holdings Inc., a Nevada corporation (“Pubco”), Pathfinder Digital Assets LLC, a Delaware limited liability company (“Pathfinder”), Evernorth Corporate Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Pubco (“SPAC Merger Sub”), Evernorth Company Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Pubco (“Company Merger Sub”), and Ripple Labs Inc., a Delaware corporation (“Ripple”).
On August 12, 2026, the Company, Pubco, Pathfinder, SPAC Merger Sub, Company Merger Sub and Ripple amended the Business Combination Agreement (“Amendment No. 1 to the Business Combination Agreement”) for purposes of proposing certain changes to Pubco’s amended and restated articles of incorporation, with such changes to be adopted by Pubco and to take effect upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Closing” and the date and time at which the Closing is actually held, the “Closing Date”).
Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the Closing, (a) Company Merger Sub will merge with and into Pathfinder, with Pathfinder continuing as the surviving company (the “Pathfinder Merger”), with holders of Pathfinder units (each, a “Pathfinder Unit”) receiving one share of Class A common stock, par value $0.001 per share, of Pubco (“Pubco Class A Common Stock”) for each Pathfinder Unit, subject to certain reductions and other limitations imposed on the Ripple Parties as set forth in the Business Combination Agreement, and (b) simultaneously with the Pathfinder Merger, SPAC Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “SPAC Merger” and, together with the Company Merger, the “Mergers” and, together with the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents, the “Transactions”), with (x) shareholders of the Company receiving one share of Pubco Class A Common Stock for each Common Share held by such shareholders and (y) warrant holders of the Company receiving one warrant to purchase one share of Pubco Class A Common Stock for each warrant to purchase one SPAC Class A Share held by such warrant holders, in accordance with the terms and subject to the conditions set forth in the Business Combination Agreement.
Upon the consummation of the Mergers and the Transactions, Pubco will become a publicly traded company.
In connection with the Closing, Pubco will have authorized three classes of Pubco common stock with different voting and economic rights. The Pubco Class A Common Stock will be entitled to economic rights, including the right to receive distributions in proportion to the number of shares held, and will be listed for trading on Nasdaq or another national securities exchange. Each share of Pubco Class Common A Stock will be entitled to one vote per share. Shares of Class B common stock, par value $0.001 per share, of Pubco (the “Pubco Class B Common Stock”) will be entitled to one vote per share but will not have any economic rights and will not be listed for trading or transferable unless a corresponding number of units of Pathfinder as the surviving Company after the Pathfinder Merger (the “Company Surviving Subsidiary”) are transferred to the same person. However, no shares of Pubco Class B Common Stock are expected to be issued or outstanding immediately following the Closing. Shares of Class C common stock, par value $0.001 per share, of Pubco (the “Pubco Class C Common Stock” and, together with the Pubco Class A Common Stock and the Pubco Class B Common Stock, the “Pubco Stock”) will be entitled to economic rights, including the right to receive distributions in proportion to the number of shares held, but will have no voting rights except as required by the Nevada Revised Statutes and will not be listed for trading or transferable, and will be convertible into Pubco Class A Common Stock at the election of the holder from time to time.
Amended and Restated Registration Rights Agreement
Concurrently with the Closing of the Business Combination Agreement, Pubco, the Company, the New Sponsor and certain securityholders listed therein will enter into a registration rights agreement that will amend and restate the registration rights agreement entered into at the time of the Company’s initial public offering between the Company, the New Sponsor and certain securityholders listed therein (as amended, the “Amended and Restated Registration Rights Agreement”), pursuant to which Pubco will assume the registration obligations of the Company under such registration rights agreement, with such rights applying to the shares of Pubco Class A Common Stock, Class B common stock (the “Pubco Class B Common Stock”) and Pubco Class C Common Stock.
The Amended and Restated Registration Rights Agreement provides for customary demand registration rights, piggyback registration rights, and shelf registration rights for the benefit of the holders, subject to customary cutbacks and issuer suspension rights. It also includes customary provisions relating to underwriting participation, registration expenses, indemnification, and coordination of sales in underwritten offerings. The Amended and Restated Registration Rights Agreement will become effective upon the Closing and will supersede the Company’s existing registration rights agreement in its entirety.
Sponsor Support Agreement
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Sponsor Support Agreement with the New Sponsor and Pubco (as may be amended, supplemented or otherwise modified from time to time, the “Sponsor Support Agreement”), pursuant to which, among other things, the New Sponsor agreed to (i) deliver and forfeit to the Company for cancellation and for no consideration (x) 120,000 Class A ordinary shares, (y) 2,364,000 Class B ordinary shares and (z) 60,000 private placement warrants (such forfeited amounts equaling approximately 30% of the Company’s Common Shares held by the New Sponsor) and (ii) vote its Class A Shares and Class B Shares (the “New Sponsor Shares”) in favor of the Business Combination Agreement and the Transactions and each of the proposal to approve the Business Combination Agreement, the proposal to authorize and approve the Pathfinder Merger, and the proposal to approve a plan of domestication, (ii) to vote its New Sponsor Shares against any alternative transactions, (iii) to comply with the restrictions imposed by the Insider Letter (as defined above), by and among the Company, Original Sponsor, and the officers and directors of the Company at the time of its initial public offering, pursuant to which the New Sponsor was later joined as a party by way of the Joinder (as defined above) to the Insider Letter, by and between New Sponsor and the Company, including the restrictions on transfer and redemption of the Class A Shares and Class B Shares in connection with the Transactions, and (iv) subject to and conditioned upon the Closing, to waive any anti-dilution rights that would otherwise result in the Class B Shares converting into Class A Shares on a greater than one-for-one basis.
In addition, the New Sponsor agreed to effect certain security cancellations and issuances in connection with the Closing. Specifically, immediately prior to the time on the Closing Date when the certificate to be filed with the Delaware Secretary of State to certify the Pathfinder Merger (the “Pathfinder Certificate of Merger”) has been duly accepted for filing by the Delaware Secretary of State in accordance with the Limited Liability Company Act of the State of Delaware (the “DLLCA”) (or such other time as specified in the Pathfinder Certificate of Merger) (the “Company Merger Effective Time”), the New Sponsor will forfeit for no consideration (a) 120,000 Class A Shares, (b) 2,364,000 Class B Shares and (c) 60,000 warrants, each exercisable for one Class A Share at $11.50 per share (the “Private Placement Warrants”).
Pursuant to the Sponsor Support Agreement, the New Sponsor also agreed, subject to and effective as of the Closing, to irrevocably and unconditionally release and waive any and all claims it may have against the Company, Pubco and Pathfinder or their respective affiliates arising on or prior to the Closing, subject to customary carve-outs.
On August 12, 2026, the Company, Pubco and New Sponsor amended the Sponsor Support Agreement (“Amendment No. 1 to the Sponsor Support Agreement”) for purposes of adjusting the number of Class A Shares, Class B Shares and Private Placement Warrants that will be forfeited by New Sponsor at the Company Merger Effective Time. Specifically, Amendment No. 1 to the Sponsor Support Agreement provides that New Sponsor will forfeit to the Company for cancellation and for no consideration a number of shares equal to (a) all Class A Shares, Class B Shares and Private Placement Warrants that New Sponsor holds multiplied by (b) a closing date adjustment factor equal to the lesser of (x) the quotient of the Closing XRP Price and the Signing XRP Price and (y) 0.7. (the “Adjustment Factor”). The number of SPAC Class A Shares forfeited pursuant to the immediately preceding sentence shall hereinafter be referred to as “Forfeited SPAC Class A Shares”; the number of SPAC Class B Shares forfeited pursuant to the immediately preceding sentence shall hereinafter be referred to as “Forfeited SPAC Class B Shares”; and the number of Private Placement Warrants forfeited pursuant to the immediately preceding sentence shall hereinafter be referred to as the “Forfeited SPAC Private Warrants”.
Lock-Up Agreements
Concurrently with the Closing, each of the Company, the New Sponsor, Ripple and other Persons who will, immediately after the Closing, be holders of Pubco Stock or units of the Company Surviving Subsidiary and who, with Ripple, will collectively be deemed to form a “group” as defined in Section 13(d) of the Exchange Act (“Ripple Affiliate Investors”) will enter into a Lock-Up Agreement with Pubco (the “Lock-Up Agreements”), pursuant to which such parties agree that any shares of Pubco Stock, one warrant to purchase one share of Pubco Class A Common Stock issued to warrant holders of SPAC Delaware by Pubco (the “Pubco Warrants”), any shares of Pubco Stock issuable upon the exercise or settlement, as applicable, of Warrants, Pathfinder Units, and any other securities convertible into or exercisable or exchangeable for Pubco Stock, in each case, held by such holder immediately after the Closing will be locked-up and subject to transfer restrictions, as described below, subject to certain exceptions.
Pursuant to the Lock-Up Agreements, the parties thereto agree, among other things, not to, without the prior written consent of Pubco, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position with respect to Restricted Securities (as defined in the Lock-Up Agreements), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Restricted Securities, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (iii) publicly announce the intention to effect any transaction specified in clause (i) or (ii), until the earlier of six months following the date of the Closing and the date on which Pubco consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all Pubco shareholders having the right to exchange their shares of Pubco common stock for cash, securities or other property. The Lock-Up Agreements include customary exceptions to the transfer restrictions, including transfers to affiliates.
Subscription Agreements
Advance Funding Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into advance funding subscription agreements (as amended, the “Advance Funding Subscription Agreements”) with certain institutional investors and individual accredited investors (“Advance Subscribers”) pursuant to which the Advance Subscribers agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock for an aggregate of $214.05 million in cash and a contribution of 600,000 XRP tokens, in a private placement (the “PIPE”), upon the terms and subject to the conditions set forth in such agreements.
On August 12, 2026, Pubco, Pathfinder and the Company and each Advance Funding Subscriber entered into Amendment No. 1 to the applicable Advance Funding Subscription Agreement in order to revise the pricing mechanics used to determine the number of Advance Funding Shares. Amendment No. 1 subjects the initial share calculation to a closing-date adjustment if the Closing XRP Price is below the Signing XRP Price, while retaining the additional-share adjustment if the Closing XRP Price is above the Signing XRP Price. Under the Advance Funding Subscription Agreements, as amended, Advance Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date equal to the sum of (a) the Advance Funding Initial Subscribed Shares (as defined below) and (b) the Adjustment Shares (as defined below), if any. “Advance Subscriber Subscription Price” means (a) if the Advance Subscriber elected to subscribe for shares of Pubco Class A Common Stock with cash, the amount of cash contributed as set forth on the signature page to its Advance Funding Subscription Agreement or (b) if the Advance Subscriber elected to subscribe for shares of Pubco Class A Common Stock with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to its Advance Funding Subscription Agreement and (y) the XRP Token VWAP on October 19, 2025. “Signing XRP Price” means the VWAP of XRP denominated in USD as quoted on the “CME CF XRP-Dollar Reference Rate - New York Variant” benchmark (with the reference ticker XRPUSD_NY) at 4:00 p.m. New York City time on the day immediately preceding the date on which the Business Combination Agreement is signed. “Advance Funding Initial Subscribed Shares” means the quotient of (i) the Advance Subscriber Subscription Price and (ii) $10.00, multiplied by the “Closing Date Adjustment Factor,” which means the lesser of (a) the quotient of the Closing XRP
Price and the Signing XRP Price and (b) one. “Adjustment Shares” means, in respect of any Advance Funding Subscriber, whether such subscriber elected to subscribe with XRP or with cash that was subsequently used by Pubco and/or Pathfinder to purchase XRP, if the Closing XRP Price is greater than the Signing XRP Price, such number of shares of Pubco Class A Common Stock equal to the product of (i) the number of Advance Funding Initial Subscribed Shares issuable to such Advance Funding Subscriber and (ii) the difference between (a) the quotient of the Closing XRP Price and the Signing XRP Price and (b) one. If the Closing XRP Price is less than or equal to the Signing XRP Price, no Advance Funding Adjustment Shares will be issued.
In addition to the changes reflected by Amendment No. 1 above, on August 12, 2026, Pubco, Pathfinder, the Company and each of SBI Venture Fund 2023A Investment LPS, SBI Venture Fund 2023B Investment LPS, SBI PE Holdings Co., Ltd. and SBI Holdings USA, Inc. (collectively, the “SBI Stockholders”), each of which are entities controlled by SBI Holdings, Inc. (“SBI”), further amended the applicable Advance Funding Subscription Agreements (the “SBI Entity Amendments”). The purpose of each SBI Entity Amendment is to apply a 39.9% ownership limitation to the shares of Pubco Class A Common Stock issuable in respect of SBI’s Advance Funding Subscription. At Closing, Pubco will issue in respect of SBI’s subscription (i) the number of shares of Pubco Class A Common Stock that would cause the Subscriber Group Ownership Percentage (as defined in the applicable Advance Funding Subscription Agreement, as amended) to equal 39.9% and (ii) the balance of the Subscribed Shares as shares of Pubco Class C Common Stock. This allocation will not change the aggregate number of Subscribed Shares, the aggregate Subscription Price or the Per Share Price, which will be identical for shares of Pubco Class A Common Stock and Pubco Class C Common Stock. The shares of Pubco Class C Common Stock will be convertible into shares of Pubco Class A Common Stock in accordance with the amended and restated Pubco charter.
Delayed Funding Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into delayed funding subscription agreements (each, a “Delayed Funding Subscription Agreement” and collectively, the “Delayed Funding Subscription Agreements”) with certain institutional investors and individual accredited investors (“Delayed Subscribers”) pursuant to which the Delayed Subscribers agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock for an aggregate of $10.5 million in cash and a contribution of 200,000 XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreements. Delayed Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date equal to the quotient of (i) the Delayed Subscriber Subscription Price and (ii) $10.00. “Delayed Subscriber Subscription Price” means (a) if the Delayed Subscriber elected to subscribe for shares of Pubco Class A Common Stock with cash, the amount of cash contributed as set forth on the signature page to its Delayed Funding Subscription Agreement or (b) if the Delayed Subscriber elected to subscribe for shares of Pubco Class A Common Stock with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to its Delayed Funding Subscription Agreement and (y) the Closing Date XRP Token VWAP.
Series C Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into a Series C Subscription Agreement with the New Sponsor (the “Series C Subscription Agreement”) pursuant to which the Sponsor agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pubco Class C Common Stock (together, the “Series C Subscribed Shares”) for a contribution of 211,319,096.061435 XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreement. On August 12, 2026, Pubco, Pathfinder, the Company and the New Sponsor entered into Amendment No. 1 to the Series C Subscription Agreement in order to revise the pricing mechanics used to determine the number of Series C Subscribed Shares. Amendment No. 1 subjects the initial share calculation to a closing-date adjustment if the value of XRP denominated in USD as calculated using the “CME CF XRP-Dollar Reference Rate - New York Variant” benchmark (with the reference ticker XRPUSD_NY) by taking the arithmetic average of the quotes at 4:00 p.m. New York City time for each of the three days immediately preceding the Closing Date (the “Closing XRP Price”) is below the Signing XRP Price, while retaining the additional-share adjustment if the Closing XRP Price is above the Signing XRP Price.
The New Sponsor will receive an aggregate number of shares of Pubco Class A Common Stock and Pubco Class C Common Stock on the Closing Date equal to the quotient of (i) the New Sponsor Subscription Price and (ii) Initial Subscribed Shares, plus Series C Adjustment Shares. “New Sponsor Subscription Price” means (a) if the New Sponsor elected to subscribe for shares of Pubco Class A Common Stock and Pubco Class C Common Stock with cash, the amount of cash contributed as set forth on the signature page to the Series C Subscription Agreement or (b) if the New Sponsor elected to subscribe for such shares with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to the Series C Subscription Agreement and (y) the Signing Date XRP Token VWAP. “Series C Adjustment Shares” means, if the Closing XRP Price is greater than the Signing XRP Price, such number of shares of Pubco Class A Common Stock or Pubco Class C Common Stock equal to the product of (i) the number of Series C Initial Subscribed Shares issuable to the Series C DQ Persons and (ii) the difference between (a) the quotient of the Closing XRP Price and the Signing XRP Price and (b) one. If the Closing XRP Price is less than or equal to the Signing XRP Price, no Series C Adjustment Shares will be issued.
The New Sponsor will receive a number of shares of Pubco Class A Common Stock on the Closing Date that would result in the Series C DQ Persons collectively owning, immediately after the Closing Date and the other related transactions, a number of Pubco Class A Common Stock that would cause such Series C DQ Persons to be the beneficial owners of capital stock of Pubco such that the Series C Attributed Ownership Percentage equals 19.9%. The New Sponsor will receive a number of shares of Pubco Class C Common Stock equal to the number of Subscribed Shares minus the number of shares of Pubco Class A Common Stock issued to the Sponsor pursuant to the preceding sentence.
The closing of the Series C Subscription Agreement is conditioned on, among other things, the satisfaction, or waiver by the New Sponsor, of the additional condition that, on the date hereof, no Other Subscription Agreement (or other agreements or understandings (including side letters) entered into in connection therewith or in connection with the sale of the Other Equity Interests) shall have been amended, modified or waived in any manner that benefits any Other Subscriber with respect to the economic terms governing the purchase and sale of such Other Equity Interests unless the New Sponsor shall have been offered in writing the same economic benefits, subject to certain exceptions.
Ripple Group Subscription Agreements
In connection with the execution of the Business Combination Agreement, Pubco, Pathfinder and the Company entered into a subscription agreement with certain affiliates of Ripple (each, a “Ripple Group Subscription Agreement,” and together, the “Ripple Group Subscription Agreements,”) and together with the Advance Funding Subscription Agreements, the Delayed Funding Subscription Agreement and the Series C Subscription Agreement, the “Subscription Agreements”) pursuant to which the affiliates of Ripple (the “Ripple Group Subscribers”) agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pathfinder Units for an aggregate contribution of 50 million XRP tokens, in a PIPE, upon the terms and subject to the conditions set forth in such agreement.
The Ripple Group Subscribers will receive an aggregate number of shares of Pubco Class A Common Stock and Pathfinder Units on the Closing Date equal to the quotient of (i) the Ripple Group Subscription Price and (ii) Initial Subscribed Equity Units, plus Adjustment Equity Units. “Ripple Group Subscription Price” means (a) if such Ripple Group Subscriber elected to subscribe for shares of Pubco Class A Common Stock and Pathfinder Units with cash, the amount of cash contributed as set forth on the signature page to the applicable Ripple Group Subscription Agreement or (b) if such Ripple Group Subscriber elected to subscribe for such equity units with XRP, such amount (in USD) equal to the product of (x) the amount of XRP contributed as set forth on the signature page to the Ripple Group Subscription Agreement and (y) the Signing Date XRP Token VWAP.
The Ripple Group Subscribers will receive a number of shares of Pubco Class A Common Stock on the Closing Date that would result in the Ripple Group Holders collectively owning, immediately after the Closing Date and the other related transactions, a number of Pubco Class A Common Stock that would cause such Ripple Group Holders to be the beneficial owners of capital stock of Pubco such that the Ripple Group Ownership Percentage equals 9.9%. The Ripple Group Subscriber will also receive a number of Pathfinder Units equal to the number of Subscribed Equity Interests minus the number of Subscribed Shares.
The closing of each Ripple Group Subscription Agreement is conditioned on, among other things, the satisfaction or waiver by each Ripple Group Subscriber that no Other Ripple Group Subscription Agreement (or other agreements or understandings (including side letters) entered into in connection therewith or in connection with the sale of the Other Ripple Group Subscribed Equity Interests) shall have been amended, modified or waived in any manner that benefits any Other Ripple Group Subscriber unless the Ripple Group Subscriber shall have been offered in writing the same benefits.
No fractional shares of Pubco Class A Common Stock, Pubco Class B Common Stock, or Pathfinder Unit will be issued in connection with the Subscription Agreements, and any fractional equity units otherwise issuable will be rounded down to the nearest whole equity unit.
Pursuant to the Subscription Agreements, Pubco has agreed to use commercially reasonable efforts to file a registration statement registering the resale of the shares purchased by the Subscribers pursuant to the Subscription Agreements (at Pubco’s sole cost and expense) within 30 calendar days following the Closing Date and to use commercially reasonable efforts to have such registration statement declared effective as soon as practicable, and in any event no later than 75 calendar days after the Closing Date, subject to an extension in the event of SEC review.
The net cash proceeds from the closing of the Subscription Agreements, along with funds from the trust account of the SPAC, will be used for working capital, general corporate purposes and the purchase of XRP.
Each Subscription Agreement will terminate and be void and of no further force or effect upon the earliest to occur of (i) the termination of the Business Combination Agreement in accordance with its terms, (ii) the date that is twelve months from the date of the Subscription Agreement or (iii) the mutual written agreement of the parties thereto.
Pubco, Pathfinder and the Company may seek to raise additional funds through private placement transactions, including PIPE transactions, or other forms of capital raising. There can be no assurance as to whether, when or on what terms any such future financings may be conducted.
Liquidity and Going Concern
As of June 30, 2026, the Company had $54,503 in its operating bank account and working capital deficit of $5,289,441.
In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the New Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan us funds as may be required (see also Note 4—“Related Party Loans”) either to complete our Business Combination or because the Company may become obligated to redeem a significant number of our public shares upon completion of our Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic ASC 205-40 (“ASC 205”), “Going Concern,” as of June 30, 2026, the Company has until November 22, 2026 (the “Liquidation Date”) to consummate an initial Business Combination. It is uncertain that we will be able to consummate an initial business combination by November 22, 2026. If an initial Business Combination is not consummated by the Liquidation Date, there will be mandatory liquidation and subsequent dissolution.
The Company’s Management has determined that the liquidity condition and mandatory liquidation should an initial Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 22, 2026.
On July 27, 2026, the Company entered into an unsecured promissory note with Arrington XRP Capital Fund, LP (see Note 9). As of the date these financial statements were issued aggregate borrowings of $135,000 were outstanding under the note, excluding accrued interest.